Stock-based Compensation - Summary of stock option activity (Parenthetical) (Details) - $ / shares	Apr. 01, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Common stock closing price	$ 14.74	$ 27.28